AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 12, 2014

                                                             File No. 333-192858
                                                             File No. 811-22920

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                              SECURITIES ACT OF 1933                         /X/
                         POST-EFFECTIVE AMENDMENT NO. 3                      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                AMENDMENT NO. 7                              /X/

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 932-7781
              (Registrant's Telephone Number, including Area Code)

                                MICHAEL BEATTIE
                              C/O SEI CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

TIMOTHY W. LEVIN, ESQUIRE                          DIANNE M. DESCOTEAUX, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                        C/O SEI CORPORATION
1701 MARKET STREET                                 ONE FREEDOM VALLEY DRIVE
PHILADELPHIA, PENNSYLVANIA 19103                   OAKS, PENNSYLVANIA 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          / /    Immediately upon filing pursuant to paragraph (b)
          /X/    On July 14, 2014 pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund III (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until July 14, 2014, the effectiveness of Post-Effective Amendment No. 1 ("PEA No. 1"), which was filed with the Commission via EDGAR Accession No. 0001135428-14-000226 on March 31, 2014, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

                              PART A -- PROSPECTUS

The Prospectus for the Nomura High Yield Fund (the "Fund"), a new series of the Trust, is incorporated herein by reference to Part A of PEA No. 1.

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 1.

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) The Advisors' Inner Circle Fund III's (the "Registrant") Certificate of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit
(a)(1) of the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the U.S. Securities Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(a)(2) The Registrant's Agreement and Declaration of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(b) Registrant's By-Laws, are incorporated herein by reference to Exhibit (b) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(c) Not Applicable.

(d)(1)(i) Investment Advisory Agreement, dated February 19, 2014, between the Registrant and NorthPointe Capital LLC, relating to the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit (d)(1) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(d)(1)(ii) Investment Advisory Agreement, dated [ ], between the Registrant and Nomura Asset Management U.S.A. Inc. ("NAM USA") relating to the Nomura High Yield Fund, to be filed by amendment.

(d)(1)(iii) Investment Advisory Agreement, dated [ ], between the Registrant and Rothschild Larch Lane Management Company LLC ("Rothschild Larch Lane") relating to the Rothschild Larch Lane Alternatives Fund, to be filed by amendment.

(d)(2)(i) Investment Sub-Advisory Agreement, dated [ ], between NAM USA and Nomura Corporate Research and Asset Management Inc. ("NCRAM"), to be filed by amendment.

(d)(2)(ii) Investment Sub-Advisory Agreement, dated [ ], between Rothschild Larch Lane and Ellington Management Group, L.L.C. ("Ellington"), to be filed by amendment.

(d)(2)(iii) Investment Sub-Advisory Agreement, dated [ ], between Rothschild Larch Lane and Karya Capital Management LP ("Karya"), to be filed by amendment.

(d)(2)(iv) Investment Sub-Advisory Agreement, dated [ ], between Rothschild Larch Lane and Mizuho Alternative Investments, LLC ("MAI"), to be filed by amendment.

(d)(2)(v) Investment Sub-Advisory Agreement, dated [ ], between Rothschild Larch Lane and Winton Capital Management Ltd. ("Winton"), to be filed by amendment.

(d)(3)(i) Expense Limitation Agreement, dated February 19, 2014, between the Registrant and NorthPointe Capital LLC, relating to the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit (d)(2) of the Registrant's Pre-Effective Amendment No. 3 (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-14-000204 on March 19, 2014.

(d)(3)(ii) Expense Limitation Agreement, dated [ ], between the Registrant and NAM USA, relating to the Nomura High Yield Fund, to be filed by amendment.

(d)(3)(iii) Expense Limitation Agreement, dated [ ], between the Registrant and Rothschild Larch Lane, relating to the Rothschild Larch Lane Alternatives Fund, to be filed by amendment.

(e) Distribution Agreement, dated February 12, 2014, between the Registrant and SEI Investments Distribution Co., is incorporated herein by reference to Exhibit (e) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(f) Not Applicable.

(g)(1)(i) Custodian Agreement, dated February 19, 2014, between the Registrant and Union Bank, N.A., is incorporated herein by reference to Exhibit (g) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(g)(1)(ii) Amended Schedule I dated [ ] to the Custodian Agreement dated February 19, 2014 between the Registrant and Union Bank, N.A., to be filed by amendment.

(g)(2) Custodian Agreement, dated [      ], between the Registrant and Citibank,
N.A., to be filed by amendment.

(h)(1)(i) Administration Agreement, dated February 12, 2014, between the Registrant and SEI Investments Global Funds Services, is incorporated herein by reference to Exhibit (h)(1) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-14-000199 on March 18, 2014.

(h)(1)(ii) Schedule dated March 14, 2014 to the Administration Agreement dated as of February 12, 2014, between the Registrant and NorthPointe Capital, LLC, is incorporated herein by reference to Exhibit (h)(2) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(h)(1)(iii) Schedule dated [ ] to the Administration Agreement dated as of February 12, 2014, between the Registrant and NAM USA, to be filed by amendment.

(h)(1)(iv) Schedule dated [ ] to the Administration Agreement dated as of February 12, 2014, between the Registrant and Rothschild Larch Lane, to be filed by amendment.

(h)(2) Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(4) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(h)(3) Shareholder Services Plan, dated February 12, 2014, relating to the NorthPointe Family of Funds, is incorporated herein by reference to Exhibit
(h)(2) of the Registrant's Pre-Effective Amendment No. 1

(File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-14-000079 on February 20, 2014.

(h)(4) Shareholder Services Plan, dated [ ], relating to the Rothschild Larch Lane Alternatives Fund, to be filed by amendment.

(i) Not Applicable.

(j) Not Applicable.

(k) Not Applicable.

(l) Initial Capital Agreement, dated March 4, 2014, is incorporated herein by reference to Exhibit (l) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(m) Distribution Plan dated [ ], relating to Investor Class Shares of the Rothschild Larch Lane Alternatives Fund, to be filed by amendment.

(n) Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan, dated [ ], including Schedules and Certificates of Class Designation thereto, to be filed by amendment.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics, is incorporated herein by reference to Exhibit (p)(1) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(2) SEI Investments Distribution Co. Code of Ethics, dated September 20, 2013, is incorporated herein by reference to Exhibit (p)(2) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(3) SEI Investments Global Funds Services Code of Ethics, dated December 2013, is incorporated herein by reference to Exhibit (p)(3) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(4) NorthPointe Capital, LLC Code of Ethics, dated March 2013, is incorporated herein by reference to Exhibit (p)(4) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(5) NAM USA and NCRAM Code of Ethics, dated August 2013, is incorporated herein by reference to Exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000226 on March 31, 2014.

(p)(6) Rothschild Larch Lane Code of Ethics, dated [ ], to be filed by amendment.

(p)(7) Ellington Code of Ethics, dated [ ], to be filed by amendment.

(p)(8) Karya Code of Ethics, dated [ ], to be filed by amendment.

(p)(9) MAI Code of Ethics, dated [ ], to be filed by amendment.

(p)(10) Winton Code of Ethics, dated [ ], to be filed by amendment.

(q)(1) Powers of Attorney, each dated February 12, 2014, for Michael Beattie, Michael Lawson, William M. Doran, Jon C. Hunt, Thomas P. Lemke and Randall S. Yanker, are incorporated herein by reference to Exhibit (q) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(q)(2) Power of Attorney, dated May 15, 2014, for Terrence O. Jones and Power of Attorney, dated April 30, 2014, for James Volk are filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in Article VII of the Trust's Agreement and Declaration of Trust, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust's request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Trust's By-Laws.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser (including sub-advisers), and each director, officer or partner of that investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers (or sub-advisers) and/or directors, officers or partners of each investment adviser (or sub-adviser) is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ELLINGTON MANAGEMENT GROUP, L.L.C.

Ellington serves as investment sub-adviser for the Registrant's Rothschild Larch Lane Alternatives Fund. The principal address of Ellington is 53 Forest Avenue, Old Greenwich, CT 06870. Ellington is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of [date]. [To be updated by amendment]

KARYA CAPITAL MANAGEMENT LP

Karya serves as investment sub-adviser for the Registrant's Rothschild Larch Lane Alternatives Fund. The principal address of Karya is 1330 Avenue of the Americas, Suite 520, New York, NY 10019. Karya is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of [date]. [To be updated by amendment]

MIZUHO ALTERNATIVE INVESTMENTS, LLC

MAI serves as investment sub-adviser for the Registrant's Rothschild Larch Lane Alternatives Fund. The principal address of MAI is 757 Third Avenue, 8th Floor, New York, NY 10017. MAI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of [date]. [To be updated by amendment]

NOMURA ASSET MANAGEMENT U.S.A. INC.

NAM USA serves as investment adviser for the Registrant's Nomura High Yield Fund. The principal address of NAM USA is Worldwide Plaza, 309 West 49th Street, New York, New York 10019. NAM USA is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of [date]. [To be updated by amendment]

--------------------------------------------------------------------------------
NAME AND POSITION                                            CONNECTION WITH
WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY           OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

NCRAM serves as investment sub-adviser for the Registrant's Nomura High Yield Fund. The principal address of NCRAM is Worldwide Plaza, 309 West 49th Street, New York, New York 10019 NCRAM is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of [date]. [To be updated by amendment]

--------------------------------------------------------------------------------
NAME AND POSITION                                            CONNECTION WITH
WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY           OTHER COMPANY
--------------------------------------------------------------------------------

NORTHPOINTE CAPITAL, LLC

NorthPointe Capital, LLC ("NorthPointe") serves as the investment adviser for the Registrant's NorthPointe Small Cap Growth Fund, NorthPointe Small Cap Value Fund, NorthPointe Large Cap Value Fund and NorthPointe Micro Cap Equity Fund. The principal address of NorthPointe is 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084. NorthPointe is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2012 and 2013.

---------------------------------------------------------------------------------------------------
NAME AND POSITION               NAME AND PRINCIPAL                CONNECTION WITH
WITH INVESTMENT                 BUSINESS ADDRESS OF               OTHER COMPANY
ADVISER                         OTHER COMPANY
---------------------------------------------------------------------------------------------------
Jeffrey Petherick, Partner      BlackLight Power, Inc.            Member of Board of Directors
                                493 Old Trenton Rd.               (non-public company)
                                Cranbury, NJ 08512
                                -------------------------------------------------------------------
                                Albion College                    Board of Trustees
                                611 E Porter St
                                Albion, MI 49224
---------------------------------------------------------------------------------------------------
Terry Gardner, CFO              University of Detroit Jesuit      Investment Committee
                                High School
                                8400 S Cambridge Ave
                                Detroit, Michigan 48221
                                -------------------------------------------------------------------

                                Children's Hospital of            Finance Committee
                                Michigan Foundation
                                3901 Beaubien
                                Detroit, MI 48201
---------------------------------------------------------------------------------------------------

ROTHSCHILD LARCH LANE MANAGEMENT COMPANY LLC

Rothschild Larch Lane serves as investment adviser for the Registrant's Rothschild Larch Lane Alternatives Fund. The principal address of Rothschild Larch Lane is 800 Westchester Ave., S-528, Rye Brook, NY 10573. [Rothschild Larch Lane is an investment adviser registered under the Investment Advisers Act of 1940, as amended.] The information listed below is provided as of [date]. [To be updated by amendment]

WINTON CAPITAL MANAGEMENT LTD.

Winton serves as investment sub-adviser for the Registrant's Rothschild Larch Lane Alternatives Fund. The principal address of Winton is Grove House, 27 Hammersmith Grove, London, United Kingdon W60NE. Winton is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of [date]. [To be updated by amendment]

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Advisors' Inner Circle Fund II                            January 28, 1993
Bishop Street Funds                                           January 27, 1995
SEI Asset Allocation Trust                                    April 1, 1996
SEI Institutional Investments Trust                           June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)        April 1, 1999
Causeway Capital Management Trust                             September 20, 2001
ProShares Trust                                               November 14, 2005

Community Capital Trust (f/k/a Community Reinvestment Act
Qualified Investment Fund)                                    January 8, 2007
TD Asset Management USA Funds                                 July 25, 2007
SEI Structured Credit Fund, LP                                July 31, 2007
Wilshire Mutual Funds, Inc.                                   July 12, 2008
Wilshire Variable Insurance Trust                             July 12, 2008
Global X Funds                                                October 24, 2008
ProShares Trust II                                            November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)      August 7, 2009
Schwab Strategic Trust                                        October 12, 2009
RiverPark Funds Trust                                         September 8, 2010
Adviser Managed Trust Fund                                    December 10, 2010
Huntington Strategy Shares                                    July 26, 2011
New Covenant Funds                                            March 23, 2012
Cambria ETF Trust                                             August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)                        September 25, 2012
KraneShares Trust                                             December 18, 2012
LocalShares Investment Trust                                  May 6, 2013
SEI Insurance Products Trust                                  September 10, 2013
KP Funds                                                      September 19, 2013
J.P. Morgan Exchange-Traded Fund Trust                        February 20, 2014

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                              Position And Office                                      Positions And Offices
Name                           With Underwriter                                           With Registrant
-----------------------------------------------------------------------------------------------------------------
William M. Doran              Director                                                        Trustee
Edward D. Loughlin            Director                                                           --
Wayne M. Withrow              Director                                                           --
Kevin P. Barr                 President & Chief Executive Officer                                --
Maxine J. Chou                Chief Financial Officer, Chief Operations Officer,
                                & Treasurer                                                      --
Karen E. LaTourette           Chief Compliance Officer, Anti-Money Laundering
                                Officer & Assistant Secretary                                    --
John C. Munch                 General Counsel & Secretary                                        --
Mark J. Held                  Senior Vice President                                              --
Lori L. White                 Vice President & Assistant Secretary                               --
John P. Coary                 Vice President & Assistant Secretary                               --
John J. Cronin                Vice President                                                     --
Robert M. Silvestri           Vice President                                                     --


(c) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

Citibank, N.A.
399 Park Ave.
New York, NY, 10022

Union Bank, National Association
475 Sansome Street
15th Floor
San Francisco, California 94111

(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

SEI Investment Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

Ellington Management Group, L.L.C.
53 Forest Avenue
Old Greenwich, CT 06870

Karya Capital Management LP
1330 Avenue of the Americas
Suite 520
New York, NY 10019

Mizuho Alternative Investments, LLC
757 Third Avenue
8th Floor
New York, NY 10017

Nomura Asset Management U.S.A. Inc.
Worldwide Plaza
309 West 49th Street
New York, New York 10019

Nomura Corporate Research and Asset Management Inc.
Worldwide Plaza
309 West 49th Street
New York, New York 10019

NorthPointe Capital, LLC
101 West Big Beaver Road
Suite 745
Troy, Michigan 48084

Rothschild Larch Lane Management Company LLC
800 Westchester Ave.
S-528
Rye Brook, NY 10573

Winton Capital Management Ltd.
27 Hammersmith Grove
London, United Kingdom W60NE

ITEM 34. MANAGEMENT SERVICES:

None.

ITEM 35. UNDERTAKINGS:

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of June, 2014.

                                             THE ADVISORS' INNER CIRCLE FUND III

                                             By:                 *
                                                --------------------------------
                                                Michael Beattie
                                                President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

          *                           Trustee                      June 12, 2014
---------------------
William M. Doran
          *                           Trustee                      June 12, 2014
---------------------
Jon C. Hunt
          *                           Trustee                      June 12, 2014
---------------------
Thomas P. Lemke
          *                           Trustee                      June 12, 2014
---------------------
Randall S. Yanker
          *                           Trustee                      June 12, 2014
---------------------
Terrence O. Jones
          *                           President                    June 12, 2014
---------------------
Michael Beattie

          *                           Treasurer, Controller &      June 12, 2014
---------------------                 Chief Financial Officer
James F. Volk

* By: /s/ Dianne M. Descoteaux
------------------------------
Dianne M. Descoteaux
Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT      DESCRIPTION
(q)(2)       Power of Attorney, dated May 15, 2014, for Terrence O. Jones and
             Power of Attorney, dated April 30, 2014, for James Volk